Northern Lights Fund Trust

         CMG Tactical Futures Strategy Fund

        CMG Global Equity Fund

Incorporated herein by reference is the definitive version of the supplement for CMG Tactical Futures Strategy Fund and CMG Global Equity Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 18, 2014, (SEC Accession No. 0000910472-14-004232).